SHORT-TERM BORROWINGS (Details Narrative) $ in Millions	Jun. 30, 2026 USD ($)
HTL Marketing [Member]
Debt Instrument [Line Items]
Principal amount for factoring	$ 43
HTL Marketing [Member] | Minimum [Member]
Debt Instrument [Line Items]
Effective interest rate	5.39%
HTL Marketing [Member] | Maximum [Member]
Debt Instrument [Line Items]
Effective interest rate	5.71%
Golden Hill Capital Pte. Ltd [Member]
Debt Instrument [Line Items]
Maximum aggregate amount	$ 50